EQUITY (Black-Scholes Assumptions) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Black-Scholes option pricing model with the following assumptions
Fair Value Assumptions, Risk Free Interest Rate		1.50%		1.68%
Expected life (in years)		3 years 2 months 19 days		6 years 8 months 23 days
Expected dividends		0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate		50.78%		42.88%
Fair value of Company's common stock		$ 1.00		$ 1.00
Stock-based compensation		$ 274,483	$ 252	$ 254,036